INVESTMENT PROPERTIES - SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 554,518,864	$ 514,172,281	$ 449,036,633	$ 428,275,741
Investment property
IfrsStatementLineItems [Line Items]
Right-of-use assets	13,309,189
Land Bank
IfrsStatementLineItems [Line Items]
Right-of-use assets	16,691,019	619,976
Sub-total	23,851,330	24,100,446
Total Land Bank	40,542,349	24,720,422
Land Bank | Peru
IfrsStatementLineItems [Line Items]
Right-of-use assets	16,691,019	619,976
Land Bank | Colombia
IfrsStatementLineItems [Line Items]
Sub-total	23,851,330	24,100,446
Properties
IfrsStatementLineItems [Line Items]
Right-of-use assets	21,798,170	12,260,000
Sub-total	0	33,121,781
Total properties under development	21,798,170	45,381,781
Properties | Peru
IfrsStatementLineItems [Line Items]
Right-of-use assets	21,798,170	12,260,000
Sub-total	0	22,230,781
Properties | Costa Rica
IfrsStatementLineItems [Line Items]
Sub-total	0	10,891,000
Operating Properties
IfrsStatementLineItems [Line Items]
Total operating properties	492,178,345	444,070,078
Total operating properties and properties under development	513,976,515	489,451,859
Operating Properties | Peru
IfrsStatementLineItems [Line Items]
Sub-total	123,017,512	92,239,857
Operating Properties | Colombia
IfrsStatementLineItems [Line Items]
Sub-total	109,065,873	106,957,000
Operating Properties | Costa Rica
IfrsStatementLineItems [Line Items]
Sub-total	$ 260,094,960	$ 244,873,221